Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Number of Common Shares	Accumulated other comprehensive loss	Retained Earnings (Accumulated Deficit)	Equity Reserves	Treasury Shares
Balance, shares at Dec. 31, 2023		128,728,248
Balance, amount at Dec. 31, 2023	$ 106,001	$ 151,688	$ (5,208)	$ (51,423)	$ 11,041	$ (97)
Statement [Line Items]
At the market issuances, shares		4,797,748
At the market issuances, amount	3,616	$ 3,616	0	0	0	0
Exercise of options, shares		103,000
Exercise of options, amount	59	$ 90			(31)
Vesting of RSUs, shares		1,197,709
Vesting of RSUs, amount	0	$ 1,018	0	0	(1,018)	0
Issuance costs	(237)	(237)	0	0	0	0
Share-based payments	1,071	0	0	0	1,071	0
Net income for the period	1,839	0	0	1,839	0	0
Currency translation differences	(124)	0	(124)	0	0	0
Balance, amount at Jun. 30, 2024	112,225	$ 156,175	(5,332)	(49,584)	11,063	(97)
Balance, shares at Jun. 30, 2024		134,826,705
Balance, shares at Dec. 31, 2024		140,565,642
Balance, amount at Dec. 31, 2024	125,399	$ 163,325	(6,035)	(43,323)	11,529	(97)
Statement [Line Items]
At the market issuances, shares		2,872,200
At the market issuances, amount	7,331	$ 7,331	0	0		0
Exercise of options, shares		1,819,879
Exercise of options, amount	1,100	$ 2,255	0	0	(1,155)	0
Vesting of RSUs, shares		1,308,296
Vesting of RSUs, amount	0	$ 1,008	0	0	(1,008)	0
Issuance costs	(392)	(392)	0	0	0	0
Share-based payments	1,682	0	0	0	1,682	0
Net income for the period	8,481	0	0	8,481	0	0
Currency translation differences	1,514	0	1,514	0	0	0
Carrying value of RSUs forfeited for withholding taxes	(342)	0	0	0	(342)	0
Balance, amount at Jun. 30, 2025	$ 144,773	$ 173,527	$ (4,521)	$ (34,842)	$ 10,706	$ (97)
Balance, shares at Jun. 30, 2025	3,129,100	146,566,017